Earnings (Loss) per Share - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share Basic [Line Items]
Basic weighted average number of common shares outstanding	71,860,702	71,860,702	71,830,233
Diluted weighted average number of common shares outstanding	71,860,702	71,860,702	71,850,096
Basic net (loss) income per share	$ (0.83)	$ 1.27	$ (0.19)
Diluted net income (loss) per share	$ (0.83)	$ 1.27	$ (0.19)
Securities Purchase Agreement
Earnings Per Share Basic [Line Items]
Basic weighted average number of common shares outstanding	60,060,702	60,060,702	60,030,233
Diluted weighted average number of common shares outstanding	60,060,702	60,060,702	60,050,096
Basic net (loss) income per share	$ (0.99)	$ 1.51	$ (0.22)
Diluted net income (loss) per share	$ (0.99)	$ 1.51	$ (0.22)
Securities Purchase Agreement | Common Stock
Earnings Per Share Basic [Line Items]
Issuance of new shares	11,800,000